January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2030 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock LifePath® ESG Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 53.4%
iShares Developed Real Estate Index Fund, Class K	17,943	$ 144,084
iShares ESG Aware MSCI EAFE ETF(b)	7,270	578,110
iShares ESG Aware MSCI EM ETF(b)	7,686	263,784
iShares ESG Aware MSCI USA ETF	13,591	1,797,546
iShares ESG Aware MSCI USA Small-Cap ETF	5,228	227,627
iShares MSCI Canada ETF(b)	1,813	74,732
iShares MSCI EAFE Small-Cap ETF(b)	1,479	92,526
iShares MSCI Emerging Markets Small-Cap ETF	743	42,039
		3,220,448
Fixed-Income Funds — 46.6%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	50,853	2,376,361
iShares TIPS Bond ETF(b)	3,979	429,772
		2,806,133
Money Market Funds — 19.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)	1,179,526	1,180,116
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)	10,694	10,694
		1,190,810
Total Investments — 119.8% (Cost: $6,329,586)		7,217,391
Liabilities in Excess of Other Assets — (19.8)%		(1,194,159)
Net Assets — 100.0%		$ 6,023,232

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,108,703	$ 71,491 (a)	$ —	$ 4	$ (82)	$ 1,180,116	1,179,526	$ 979 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,694 (a)	—	—	—	10,694	10,694	211	—
iShares Developed Real Estate Index Fund, Class K	147,340	22,369	(20,536)	(2,742)	(2,347)	144,084	17,943	—	—
iShares ESG Aware MSCI EAFE ETF	591,629	89,935	(100,107)	(3,087)	(260)	578,110	7,270	8,229	—
iShares ESG Aware MSCI EM ETF	261,696	45,654	(36,239)	(720)	(6,607)	263,784	7,686	4,493	—
iShares ESG Aware MSCI USA ETF	1,784,415	229,870	(323,315)	24,756	81,820	1,797,546	13,591	6,124	—
iShares ESG Aware MSCI USA Small-Cap ETF	220,330	27,932	(30,647)	592	9,420	227,627	5,228	1,017	—
iShares ESG Aware U.S. Aggregate Bond ETF	2,353,345	372,143	(323,377)	(7,104)	(18,646)	2,376,361	50,853	23,547	—
iShares MSCI Canada ETF	70,371	12,585	(9,031)	(129)	936	74,732	1,813	1,022	—
iShares MSCI EAFE Small-Cap ETF	95,825	11,643	(13,242)	(532)	(1,168)	92,526	1,479	1,985	—
iShares MSCI Emerging Markets Small-Cap ETF	46,518	5,535	(6,257)	(313)	(3,444)	42,039	743	1,018	—
iShares TIPS Bond ETF	430,532	60,151	(59,239)	(965)	(707)	429,772	3,979	1,794	—
				$ 9,760	$ 58,915	$ 7,217,391		$ 50,419	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,220,448	$ —	$ —	$ 3,220,448
Fixed-Income Funds	2,806,133	—	—	2,806,133
Money Market Funds	1,190,810	—	—	1,190,810
	$7,217,391	$—	$—	$7,217,391

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments